Leases (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of total lease cost
The total lease cost for operating leases included in the Statements of Operations was as follows:

		For the fiscal years ended June 30,
		2024	2023	2022
	Income Statement Location	(in millions)
Operating lease costs	Selling, general and administrative	$104	$110	$115
Operating lease costs	Operating expenses	10	9	11
Short term lease costs	Operating expenses	21	16	12
Variable lease costs	Selling, general and administrative	24	22	20
Total lease costs		$159	$157	$158

Schedule of additional information related to leases
Additional information related to the Company’s operating leases under ASC 842, Leases:

	As of June 30,
	2024	2023
Weighted-average remaining lease term	14.1 years	14.7 years
Weighted-average incremental borrowing rate	5.28%	5.19%

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Cash paid - Operating lease liabilities	$134	$132	$138
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	13	238	37

Schedule of future minimum lease payments under non-cancellable leases
Future minimum lease payments as of June 30, 2024 are as follows:

As of June 30, 2024
Operating Leases
(in millions)
Fiscal 2025	$136
Fiscal 2026	112
Fiscal 2027	116
Fiscal 2028	80
Fiscal 2029	70
Thereafter	961
Total future minimum lease payments	$1,475
Less: interest	(474)
Present value of minimum payments	$1,001